1933 Act File No. 2-29786
                                   1940 Act File No. 811-1704

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   62    ..........       X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

   Amendment No.   36    .........................       X

                   FEDERATED AMERICAN LEADERS FUND, INC.

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on           , pursuant to paragraph (b)
       ----------
 X  60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on May 15,1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.



                           CROSS-REFERENCE SHEET
     This Amendment to the Registration Statement of FEDERATED AMERICAN LEADERS FUND, INC., is comprised of four classes of shares, (1) Class A Shares, (2) Class C Shares, (3) Class F Shares, and (4) Class B Shares and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   Rule 404(c) Cross Reference)
Item 1.   Cover Page...............Cover Page (1-4).
Item 2.   Synopsis.................General Information (1-4); Summary of
                                   Fund Expenses - Class A Shares (1);
                                   Summary of Fund Expenses - Class B
                                   Shares (4); Summary of Fund Expenses -
                                   Class C Shares (2); Summary of Fund
                                   Expenses (3).
Item 3.   Condensed Financial
          Information..............Financial Highlights - Class A Shares
                                   (1); Financial Highlights - Class B
                                   Shares (4); Financial Highlights - Class
                                   C Shares (2); Financial Highlights (3).
Item 4.   General Description of
          Registrant...............Performance Information (1-4);
                                   Investment Information (1-4); Investment
                                   Objective (1-4); Investment Policies (1-
                                   4); Investment Limitations (1-4); Other
                                   Classes of Shares (1-4).
Item 5.   Management of the Fund...Fund Information (1-4); Management of
                                   the Fund (1-4); Distribution of Shares
                                   (1, 2 and 4); Distribution of Class F
                                   Shares (3); Administration of the Fund
                                   (1-4).
Item 6.   Capital Stock and Other
          Securities...............Tax Information (1-4); Federal Income
                                   Tax 91-4); State and Local Taxes (1-4).
Item 7.   Purchase of Securities Being
          Offered..................Net Asset Value (1-4); Investing in the
                                   Fund (1, 2 and 4); Investing in Class A
                                   Shares (1); Investing in Class C Shares
                                   (2); Investing in Class F Shares (3);
                                   Investing in Class B Shares (4); How to
                                   Purchase Shares (1, 2 and 4); Share
                                   Purchases (3); Minimum Investment
                                   Required (3); What Shares Cost (3);
                                   Eliminating the Sales Charge (3);
                                   Systematic Investment Program (3);
                                   Exchange Privilege (1-4); Certificates
                                   and Confirmations (3); Dividends (3);
                                   Capital Gains (3).
Item 8.   Redemption or Repurchase.How To Redeem Shares (1, 2 and 4),
                                   Special Redemption Features (1, 2 and
                                   4); Redeeming Class F Shares (3);
                                   Through a Financial Institution (3);
                                   Redeeming Shares by Mail (3); Redeeming
                                   Shares by Telephone (3); Contingent
                                   Deferred Sales Charge (1-4); Elimination
                                   of Contingent Deferred Sales Charge (1,
                                   2 and 4); Account and Share Information
                                   (1, 2 and 4); Systematic Withdrawal
                                   Program (3); Accounts With Low Balances
                                   (3).
Item 9.   Pending Legal Proceedings     None.


PART B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.
Item 10.  Cover Page...............Cover Page (1-4).
Item 11.  Table of Contents........Table of Contents (1-4).
Item 12.  General Information and
          History..................General Information About the Fund (1-
                                   4); About Federated Investors (1-4).
Item 13.  Investment Objectives and
          Policies.................Investment Objectives and Policies (1-
                                   4); Investment Limitations (1-4).
Item 14.  Management of the Fund...Federated American Leaders Fund, Inc.
                                   Management (1-4). Directors Compensation
                                   (1-4); Director Liability 91-4).
Item 15.  Control Persons and Principal
          Holders of Securities....Fund Ownership (1-4).
Item 16.  Investment Advisory and Other
          Services.................Investment Advisory Services (1-4);
                                   Other Services (1-4).
Item 17.  Brokerage Allocation.....Brokerage Transactions (1-4).
Item 18.  Capital Stock and Other
          Securities...............Not Applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered..................Purchasing Shares (1-4); Determining Net
                                   Asset Value (1-4); Redeeming Shares (1-
                                   4); Distribution Plan and Shareholder
                                   Services (1-4); Exchange Privilege (1-
                                   4).
Item 20.  Tax Status...............Tax Status (1-4).
Item 21.  Underwriters.............Not applicable.
Item 22.  Calculation of Performance
          Data.....................Total Return (1-4); Yield (1-4);
                                   Performance Comparisons (1-4).
Item 23.  Financial Statements.....To be filed by amendment.




Federated American Leaders Fund, Inc.
(formerly, American Leaders Fund, Inc.)
     CLASS A SHARES
     CLASS B SHARES
     CLASS C SHARES

Prospectus

The shares of Federated American Leaders Fund, Inc. (the `Fund'')
represent interests in an open-end, diversified management investment company (a mutual fund) investing in common stocks and other securities of high quality companies to achieve growth of capital and income.
The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risk including the possible loss of principal.
This prospectus contains the information you should read and know before you invest in Class A Shares, Class B Shares and Class C Shares of the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information for Class A
Shares, Class B Shares, Class C Shares and Class F  Shares dated May    ,
                                                                     ---
1997, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-245-4770. To obtain other information or make inquiries about the Fund, contact your financial institution.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated May    , 1997
                     ---


Table of Contents
To be filed by amendment.


SUMMARY OF FUND EXPENSES
To be filed by amendment.

GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on July 22, 1968. At a meeting of the Board of Directors (`Directors'') held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of American Leaders Fund, Inc. to Federated American Leaders Fund, Inc. The Articles of Incorporation permit the Fund to offer separate series of shares representing interests in separate portfolios of securities. As of the date of this prospectus, the Directors have established four classes of shares for the Fund, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares. This prospectus relates only to the Class A Shares, Class B Shares and Class C Shares of the Fund (individually and collectively as the context requires, `Shares'').
Shares of the Fund are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of common stocks and other securities of high quality companies. The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.
The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under `Federated'' and the appropriate class designation listing.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high quality companies. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.
INVESTMENT POLICIES
The Fund's investment approach is based upon the conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. The Fund pursues this investment objective by investing at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in `The Leaders List.'' Generally, the Fund's management makes portfolio selections utilizing fundamental analysis, with emphasis on earning power, financial condition, and valuation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
ACCEPTABLE INVESTMENTS. The Fund invests primarily in securities of companies selected from `The Leaders List'' by the Fund's investment adviser on the basis of traditional fundamental research techniques and standards. The securities in which the Fund invests include, but are not limited to:
     ocommon stocks;
     opreferred stocks;
     odomestic issues of corporate debt obligations rated, at the time of purchase, "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Ratings Group (``Standard & Poor's'') or Fitch Investors Service, Inc. ("Fitch") or, if not rated, are determined by the Fund's investment adviser to be of comparable quality. If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the security from the portfolio, but will consider doing so. (A description of the rating categories is contained in the Appendix to the Statement of Additional Information);

     owarrants; and
     oAmerican depositary receipts.

Bonds rated `BBB'' by Standard & Poor's or Fitch or ``Baa'' by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.
The Fund may also temporarily hold cash and invest in U.S. government securities in such proportions as the Fund's investment adviser may deem necessary for defensive purposes.
The prices of fixed income securities fluctuate inversely to the direction of interest rates.
     THE LEADERS LIST. `The Leaders List'' is a trade name which represents a list of 100 blue chip companies selected by the Fund's investment adviser principally on the basis of fundamental research techniques and standards. Shareholders can obtain a copy of ``The Leaders List'' by contacting the Fund. In the opinion of the investment adviser, securities of these companies represent diversified and highly marketable investments. The list is subject to continuous review and modification. A number of standards and fundamental research factors are used in determining ``The Leaders List.'' ``The Leaders List''includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization.

     AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in American depositary receipts ("ADRs") of foreign-domiciled blue-chip companies. ADRs are trust receipts issued by U.S. banks or trust companies representing ownership interests in the equity securities of these companies. ADRs are U.S. dollar-denominated and traded on U.S. securities exchanges or over-the-counter. The value of ADRs could be affected by changes in foreign currency exchange rates.

     REPURCHASE AGREEMENTS. The acceptable investments in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell
      U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.
     ILLIQUID SECURITIES. The Fund may acquire securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Fund might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Where the Fund considers these securities to be illiquid, it intends to limit the purchase of them together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 10% of its net assets.
LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or a long-term basis up to one-third the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral equal to at least 100% of the value of the securities loaned.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
PORTFOLIO TURNOVER. Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.
INVESTMENT LIMITATIONS
The Fund will not:
     oborrow money directly or through reverse repurchase agreements
      (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets;
     oinvest more than 5% of its total assets in securities of one issuer
      (except U.S. government securities) or purchase more than 10% of any class of voting securities of any one issuer;
     oinvest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or
     opurchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund would be invested in such securities.
NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. INVESTING IN THE FUND

The Fund offers investors three classes of Shares that carry sales charges and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses:
CLASS A SHARES
An investor who purchases Class A Shares pays a maximum sales charge of 5.50% at the time of purchase. As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under `Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies.') Certain purchases of Class A Shares qualify for reduced sales charges. See `Reducing the Sales Charge - Class A Shares.'' Class A Shares have no conversion feature.
CLASS B SHARES
Class B Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the 12b-1 fee.
CLASS C SHARES
Class C Shares are sold without an initial sales charge, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to their 12b-1 fee. Class C Shares have no conversion feature.
HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
In connection with any sale, Federated Securities Corp., may from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.
INVESTING IN CLASS A SHARES
Class A Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

          Sales Charge as         Sales Charge as Dealer Concession as
        a Percentage of     a Percentage of     a Percentage of
Amount of Transaction    Public Offering Price    Net Amount Invested
Public Offering Price
Less than $50,000   5.50%     5.82%     5.00%
$50,000 but less than $100,000     4.50%     4.71%     4.00%
$100,000 but less than $250,000    3.75%     3.90%     3.25%
$250,000 but less than $500,000    2.50%     2.56%     2.25%
$500,000 but less than $1 million  2.00%     2.04%     1.80%
$1 million or greater    0.00%     0.00%     0.25%*
                                              *See sub-section entitled
"Dealer Concession."
No sales charge is imposed for Class A Shares purchased through financial intermediaries that do not receive a reallowance of a sales charge. However, investors who purchase Class A Shares through a trust department, investment adviser, or other financial intermediary may be charged a service or other fee by the financial intermediary. Additionally, no sales charge is imposed on shareholders designated as Liberty Life Members or on Class A Shares purchased through `wrap accounts'' or similar programs, under which clients pay a fee for services.
DEALER CONCESSION. For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor, may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales charge; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.
The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
REDUCING OR ELIMINATING THE SALES CHARGE
The sales charge can be reduced or eliminated on the purchase of Class A Shares through:
o quantity discounts and accumulated purchases;
o concurrent purchases;
o signing a 13-month letter of intent;
o using the reinvestment privilege; or
o purchases with proceeds from redemptions of unaffiliated investment company shares.
QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases reduce the sales charge paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.
To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.
CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases of Class A Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the `Federated Funds''), the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Class A Shares of one of the other Federated Funds with a sales charge, and $20,000 in this Fund, the sales charge would be reduced.
To receive this sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales charge after it confirms the purchases.
LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of Class A Shares of Federated Funds (excluding money market funds) over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in shares) until such purchase is completed.
The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales charge.
While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.
REINVESTMENT PRIVILEGE. If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.
PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES. Investors may purchase Class A Shares at net asset value, without a sales charge, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales charge or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, redemptions of these Shares will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.
INVESTING IN CLASS B SHARES
Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales charge, under certain circumstances described under `Contingent Deferred Sales Charge - Class B Shares,''a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed. CONVERSION OF CLASS B SHARES. Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as noted below, and will no longer be subject to a fee under the Fund's Distribution Plan (see `Distribution of Shares'). Such conversion will be on the basis of the relative net asset values per Share, without the imposition of any sales charge, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.
Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.
INVESTING IN CLASS C SHARES
Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge see `Contingent Deferred Sales Charge
- Class C Shares.''
PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION
An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see `Contingent Deferred Sales Charge'). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.
PURCHASING SHARES BY WIRE
Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention; EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number - this number can be found on the account statement or by contacting the Fund); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
PURCHASING SHARES BY CHECK
Once an account has been established, Shares may be purchased by mailing a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).
SPECIAL PURCHASE FEATURES
SYSTEMATICE INVESTMENT PROGRAM. Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House (`ACH'') member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales charge, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.
RETIREMENT PLANS. Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.
EXCHANGE PRIVILEGE

CLASS A SHARES
Class A shareholders may exchange all or some of their Shares for Class A Shares of other Federated Funds at net asset value. Neither the Fund nor any of the Federated Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange all or some of their shares for Class A Shares.
CLASS B SHARES
Class B shareholders may exchange all or some of their Shares for Class B Shares of other Federated Funds. (Not all Federated Funds currently offer Class B Shares. Contact your financial institution regarding the availability of Class B Shares of the Federated Funds ). Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period.
CLASS C SHARES
Class C shareholders may exchange all or some of their Shares for Class C Shares of other Federated Funds at net asset value without a contingent deferred sales charge. (Not all Federated Funds currently offer Class C Shares. Contact your financial institution regarding the availability of Class C Shares of the Federated Funds.) To the extent that a shareholder exchanges Shares for Class C Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see `Contingent Deferred Sales Charge.''
Please contact your financial institution directly or Federated Securities Corp. at 1-800-245-5051 for information on and prospectus for the Federated Funds into which your Shares may be exchanged free of charge.
Shareholders of Class A Shares who have been designated Liberty Life Members are exempt from sales charges on future purchases in and exchanges between the Class A Shares of any Federated Fund, as long as they maintain a $500 balance in one of the Federated Funds.
REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the Shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.
TAX CONSEQUENCES
An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.
MAKING AN EXCHANGE
Instructions for exchanging may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to: Federated Shareholder Services Company, 1099 Hingham Street, Rockland, MA 02370-3317.
TELEPHONE INSTRUCTIONS. Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a Fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.
HOW TO REDEEM SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.
REDEEMING SHARES THROUGH YOUR FINANCIAL INSTITUTION
Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.
REDEEMING SHARES BY TELEPHONE
Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check to the shareholder's address of record or wire-transfered to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, `Redeeming Shares By Mail'' should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL
Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.
SPECIAL REDEMPTION FEATURES
SYSTEMATIC WITHDRAWAL PROGRAM. Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.
Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A Shares are sold with a sales charge, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B and C Shares.
CONTINGENT DEFERRED SALES CHARGE
Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:
o Class A Shares
Class A Shares purchased under a periodic special offering with the proceeds of a redemption of Shares of an unaffiliated investment company purchased or redeemed with a sales charge and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
o Class B Shares
Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:
   Year of Redemption    Contingent Deferred
After Purchase      Sales Charge

First......................................................................
 ...........    5.50%

Second.....................................................................
 .......   4.75%
Third......................................................................
 ......... 4.00%
Fourth.....................................................................
 ........  3.00%
Fifth......................................................................
 ...........    2.00%
Sixth......................................................................
 ..........     1.00%
Seventh and thereafter.................................................
     0.00%

oClass C Shares
Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.
o Class A Shares, Class B Shares , and Class C Shares
The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of other Federated Funds in the same class (see `Exchange Privilege''). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see `Elimination of Contingent Deferred Sales Charge').
ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE
The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Directors, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor, and their immediate family members; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Directors reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.
ACCOUNT AND SHARE INFORMATION
o Certificates and Confirmations
As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Shareholder Services Company.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Quarterly confirmations are sent to report dividends paid during that quarter.
o Dividends
Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that quarter's dividend.
o Capital Gains
Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
o Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Shares required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by Federated Advisers (the `Adviser''), the Fund's investment adviser, subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.
     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .55 of 1% of the Fund's average daily net assets, plus
      4.50% of the Fund's gross income (excluding any capital gains or losses). Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
     ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is
      President and Trustee of Federated Investors.
Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients. Peter R. Anderson has been the Fund's portfolio manager since December, 1989. Mr. Anderson joined Federated Investors in 1972 as, and is presently, a Senior Vice President of the Fund's investment adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.
Timothy E. Keefe has been the Fund's portfolio manager since February, 1995. Mr. Keefe joined Federated Investors in 1987, and has been a Vice President of the Fund's investment adviser since 1995. Mr. Keefe served as an Assistant Vice President of the Fund's investment adviser between 1993 and 1995, and as an Investment Analyst from 1991 until 1993. Mr. Keefe is a Chartered Financial Analyst and received his M.B.A. in Business Administration from the University of Pittsburgh.
Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties. DISTRIBUTION OF SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
The distributor may offer to pay financial institutions an amount up to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.
The distributor will pay dealers an amount equal to 5.50% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.
DISTRIBUTION PLAN (CLASS B SHARES AND CLASS C SHARES ONLY) AND SHAREHOLDER SERVICES Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the `Distribution Plan''), Class B Shares and
Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of .75% of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution and distribution-related support services pursuant to the Distribution Plan. The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Distribution Plan.
In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)
Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, in addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates. ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:
          Average Aggregate Daily Net Assets
     Maximum Administrative Fee
     0.15 of 1%     on the first $250 million
     0.125 of 1%    on the next $250 million
     0.10 of 1%     on the next $250 million
     0.075 of 1%    on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
SHAREHOLDER INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.
As a Maryland corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.

As of March 30, 1997, MLPF&S, Jacksonville, FL, for the sole benefit of its customers owned 36.66% of the voting securities of the Fund's Class C Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
STATE AND LOCAL TAXES
Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares including Class F Shares.
Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per Share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares, and therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of non-recurring charges, such as the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return and yield.
Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.
From time to time, advertisements for Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices.
OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Class F Shares. Class F Shares are sold primarily to customers of financial institutions subject to a front-end sales charge, a contingent deferred sales charge, a Shareholder Services Agreement, and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50.
Class A Shares, Class B Shares, Class C Shares and Class F Shares are subject to certain of the same expenses, however, the front-end sales charge for Class F Shares is lower than that for Class A Shares. Expense differences between Class A Shares, Class B Shares, Class C Shares and Class F Shares may affect the performance of each class.
To obtain more information and a prospectus for Class F Shares, investors may call 1-800-245-5051 or contact their financial institution.


ADDRESSES

Federated American Leaders Fund, Inc.
          Class A Shares                Federated Investors Tower
          Class B Shares                Pittsburgh, PA 15222-3779
          Class C Shares


Distributor
          Federated Securities Corp.    Federated Investors Tower
          Pittsburgh, PA  15222-3779
Investment Adviser
          Federated Advisers            Federated Investors Tower
                                        Pittsburgh, PA   15222-3779


Custodian
          State Street Bank and Trust Company     P.O. Box 8600
                                             Boston, MA  02266-8600


Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company  P.O. Box 8600
                                             Boston, MA  02266-8600


Independent Public Accountants
          Arthur Andersen LLP           2100 One PPG Place
          Pittsburgh, PA  15222







Federated American Leaders Fund, Inc.
(formerly, American Leaders Fund, Inc.)
     CLASS A SHARES
     CLASS B SHARES
     CLASS C SHARES


Prospectus
An Open-End, Diversified
Management Investment Company

May    , 1997
    ---


   FEDERATED SECURITIES CORP.

Distributor
A subsidiary of Federated Investors
Liberty Center
Federated Investors Tower
Pittsburgh, PA 15222-3779
027128107
027128404
027128206
G01085-01 (5/97)






Federated American Leaders Fund, Inc.
(formerly, American Leaders Fund, Inc.)
Class F Shares
(formerly, Fortress Shares)

Prospectus
The Class F Shares of Federated American Leaders Fund, Inc. (the `Fund'') represent interests in an open-end, diversified management investment company (a mutual fund) investing in common stocks and other securities of high quality companies to achieve growth of capital and income.
The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in these shares involves investment risk including the possible loss of principal.
This prospectus contains the information you should read and know before you invest in Class F Shares of the Fund. Keep this prospectus for future reference.
The Fund has also filed a Statement of Additional Information for Class A
Shares, Class B Shares, Class C Shares and Class F Shares dated May    ,
                                                                    ---
1997, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-245-5051. To obtain other information, or make inquiries about the Fund contact your financial institution.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated May    , 1997
                     ---


Table of Contents
To be filed by amendment.


SUMMARY OF FUND EXPENSES
To be filed by amendment.

GENERAL INFORMATION

The Fund was incorporated under the laws of the State of Maryland on July 22, 1968. At a meeting of the Board of Directors (`Directors'') held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of American Leaders Fund, Inc. to Federated American Leaders Fund, Inc. and to change the name of Fortress Shares to Class F Shares. The Articles of Incorporation permit the Fund to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Directors have established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares and Class F Shares. This prospectus relates only to the Class F Shares (`Shares'' or ``Class F Shares,'' as the context requires) of the Fund. Class F Shares of the Fund are designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of common stocks and other securities of high quality companies. A minimum initial investment of $1,500 is required, unless the investment is in a retirement account, in which case the minimum initial investment is $50.
Shares are sold at net asset value plus an applicable sales charge and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on Shares, other than Shares purchased through reinvestment of dividends, which are redeemed within one to four years of their purchase dates.
The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under `Federated'' and the appropriate class designation listing.
INVESTMENT INFORMATION

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high quality companies. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.
INVESTMENT POLICIES
The Fund's investment approach is based upon the conviction that over the longer term, the economy will continue to expand and develop and that this economic growth will be reflected importantly in the growth of major corporations. The Fund pursues this investment objective by investing at least 65% of its assets in a portfolio of securities issued by the one hundred companies contained in `The Leaders List.'' Generally, the Fund's management makes portfolio selections utilizing fundamental analysis, with emphasis on earning power, financial condition, and valuation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.
ACCEPTABLE INVESTMENTS. The Fund invests primarily in securities of companies selected from `The Leaders List'' by the Fund's investment adviser on the basis of traditional fundamental research techniques and standards. The securities in which the Fund invests include, but are not limited to:
     ocommon stocks;
     opreferred stocks;
     odomestic issues of corporate debt obligations rated, at the time of purchase, "Baa" or better by Moody's Investors Service, Inc. ("Moody's") or "BBB" or better by Standard & Poor's Ratings Group (``Standard & Poor's'') or Fitch Investors Service, Inc. ("Fitch") or, if not rated, are determined by the Fund's investment adviser to be of comparable quality. If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to drop the security from the portfolio, but will consider doing so. (A description of the rating categories is contained in the Appendix to the Statement of Additional Information);

     owarrants; and
     oAmerican depositary receipts.

Bonds rated `BBB'' by Standard & Poor's or Fitch or ``Baa'' by Moody's have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.
The Fund may also temporarily hold cash and invest in U.S. government securities in such proportions as the Fund's investment adviser may deem necessary for defensive purposes.
The prices of fixed income securities fluctuate inversely to the direction of interest rates.
     THE LEADERS LIST. `The Leaders List'' is a trade name which represents a list of 100 blue chip companies selected by the Fund's investment adviser principally on the basis of fundamental research techniques and standards. Shareholders can obtain a copy of ``The Leaders List'' by contacting the Fund. In the opinion of the investment adviser, securities of these companies represent diversified and highly marketable investments. The list is subject to continuous review and modification. A number of standards and fundamental research factors are used in determining ``The Leaders List.'' ``The Leaders List''includes leading companies in their industries determined in terms of sales, earnings, and/or market capitalization.

     AMERICAN DEPOSITARY RECEIPTS. The Fund may invest in American depositary receipts ("ADRs") of foreign-domiciled blue-chip companies. ADRs are trust receipts issued by U.S. banks or trust companies representing ownership interests in the equity securities of these companies. ADRs are U.S. dollar-denominated and traded on U.S. securities exchanges or over-the-counter. The value of ADRs could be affected by changes in foreign currency exchange rates.

     REPURCHASE AGREEMENTS. The acceptable investments in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell
      U.S. government or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.
     ILLIQUID SECURITIES. The Fund may acquire securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Fund might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. Where the Fund considers these securities to be illiquid, it intends to limit the purchase of them together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 10% of its net assets.
LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or a long-term basis up to one-third the value or its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Directors and will receive collateral equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
PORTFOLIO TURNOVER. Securities in the Fund's portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The adviser to the Fund does not anticipate that portfolio turnover will result in adverse tax consequences. Any such trading will increase the Fund's portfolio turnover rate and transaction costs.
INVESTMENT LIMITATIONS
The Fund will not:
     oborrow money directly or through reverse repurchase agreements
      (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets;
     oinvest more than 5% of its total assets in securities of one issuer
      (except U.S. government securities) or purchase more than 10% of any class of voting securities of any one issuer;
     oinvest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or
     opurchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund would be invested in such securities.
NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Class F Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Class F Shares in the liabilities of the Fund and those attributable to the Class F Shares, and dividing the remainder by the total number of Class F Shares outstanding. The net asset value for Class Shares may differ from that of Class A Shares, Class B Shares, and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. INVESTING IN CLASS F SHARES

SHARE PURCHASES
Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $1,500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans in only $50. (Financial institutions may impose different minimum investment requirements on their customers.)
In connection with the sale of Shares, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.
THROUGH A FINANCIAL INSTITUTION. An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders through a financial institution are considered received when the Fund is notified of the purchase order. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.
The financial institution which maintains investor accounts with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see `Contingent Deferred Sales Charge''). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods (see `Supplemental Payments to Financial
Institutions').
DIRECTLY BY MAIL. To purchase Shares by mail directly from Federated Securities Corp.:
     ocomplete and sign the new account form available from the Fund; oenclose a check made payable to Federated American Leaders Fund,
      Inc. -- Class F Shares; and
     omail both to Federated Shareholder Services Company, P.O. Box 8600,
      Boston, MA 02266-8600.
Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company, (`State Street Bank'), into federal funds. This is generally the next business day after State Street Bank receives the check.
DIRECTLY BY WIRE. Once an account has been established, Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
MINIMUM INVESTMENT REQUIRED
The minimum initial investment in Shares is $1,500, except for an IRA account, which requires a minimum initial investment of $50. Subsequent investments must be in amounts of at least $100, except for an IRA account, which must be in amounts of at least $50.
WHAT SHARES COST
Shares are sold at their net asset value next determined after an order is received, plus a sales charge of 1% of the offering price (which is 1.01% of the net amount invested). There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for Shares purchased through bank trust departments or investment advisers registered under the Investment Advisers Act of 1940 purchasing on behalf of their clients, or by sales representatives, Directors, and employees of the Fund, Federated Advisers, and Federated Securities Corp., or their affiliates and their immediate family members, or any investment dealer who has a sales agreement with Federated Securities Corp., their spouses and children under age 21, or any trusts or pension or profit-sharing plans for these persons, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates. Unaffiliated institutions through whom Shares are purchased may charge fees for services provided which may be related to the ownership of Fund Shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to services provided, the fees charged for these services, and any restrictions and limitations imposed.
Under certain circumstances, described under `Redeeming Class F Shares,'' shareholders may be charged a contingent deferred sales charge by the distributor at the time Shares are redeemed.
DEALER CONCESSION. For sales of Shares, broker/dealers will normally receive 100% of the applicable sales charge. Any portion of the sales charge which is not paid to a broker/dealer will be retained by the distributor. However, from time to time, and at the sole discretion of the distributor, all or part of that portion may be paid to a dealer. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.
ELIMINATING THE SALES CHARGE
The sales charge can be eliminated on the purchase of Shares through:
     oquantity discounts and accumulated purchases;
     osigning a 13-month letter of intent;
     ousing the reinvestment privilege; or
     oconcurrent purchases.
QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. There is no sales charge for purchases of $1 million or more. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.
If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having current value at the public offering price of $900,000 and he purchases $100,000 more at the current public offering price, there will be no sales charge on the additional purchase. The Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on some Share redemptions. For example, if a shareholder already owns Shares having current value at the public offering price of $1 million and purchases an additional $1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to .50% of those additional Shares. For more information on the levels of contingent deferred sales charges and holding periods, see the section entitled `Contingent Deferred Sales Charge.''
To receive the sales charge elimination and/or the contingent deferred sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by the shareholder's financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will eliminate the sales charge and/or reduce the contingent deferred sales charge after it confirms the purchases. LETTER OF INTENT. If a shareholder intends to purchase at least $1 million of Class F Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge elimination depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 1.00% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.
The 1.00% held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent, which must be $1 million or more of Shares, is not purchased. In this event, an appropriate number of escrowed Shares may be redeemed in order to realize the 1.00% sales charge.
This letter of intent also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period. For more information on the various levels of contingent deferred sales charges and holding periods, see the section entitled `Contingent Deferred Sales Charge.''
This letter of intent will not obligate the shareholder to purchase Class F Shares. The letter may be dated as of a prior date to include any purchases made within the past 90 days (purchases within the prior 90 days may be used to fulfill the requirements of the letter of intent; however, the sales charge on such purchases will not be adjusted to reflect a lower sales charge).
REINVESTMENT PRIVILEGE. If Shares have been redeemed, the shareholder has a one-time right, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to receive this elimination of the sales load. If the shareholder redeems his Shares, there may be tax consequences.
CONCURRENT PURCHASES. For purposes of qualifying for a sales charge elimination, a shareholder has the privilege of combining concurrent purchases of Class F Shares of two or more funds for which affiliates of Federated Investors serve as investment adviser or prinicipal underwriter (the "Federated Funds"), the purchase prices of which include a sales charge. For example, if a shareholder concurrently invested $400,000 in Class F Shares of one of the other Federated Funds and $600,000 in Shares, the sales charge would be eliminated.. (Not all Federated Funds currently offer Class F Shares. Contact your financial institution regarding the availability of other Federated Class F Shares).
To receive this sales charge elimination, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will eliminate the sales charge after it confirms the purchases.
SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by the Fund, plus the 1.00% sales charge for purchases under $1 million. A shareholder may apply for participation in this program through Federated Securities Corp. or his financial institution.
EXCHANGE PRIVILEGES
Class F Shareholders may exchange all or some of their Shares, at net asset value for Class F Shares of other Federated Funds. Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class F Shares of other Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period.
Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Shareholders who desire to automatically exchange Class F Shares of a predetermined amount on a monthly, quarterly, or annual basis may take advantage of a systematic exchange privilege. Further information on these exchange privileges is available by calling Federated Securities Corp. or the shareholder's financial institution. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold.
Before making an exchange, a shareholder must receive a prospectus of the fund for which the exchange is being made.
An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending on the circumstances, a capital gain or loss may be realized.
Please contact your financial institution directly or Federated Securities Corp. at 1-800-245-5051 for information on and prospectses for the Federated Funds into which your Shares may be exchanged free of charge. CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested on the application or by contacting Federated Shareholder Services Company.
Detailed confirmations of each purchase and redemption are sent to each shareholder. Quarterly statements are sent to report dividends paid during that quarter.
DIVIDENDS
Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that quarter's dividend.
CAPITAL GAINS
Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
REDEEMING CLASS F SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made through a financial institution or directly from the Fund by written request.
THROUGH A FINANCIAL INSTITUTION
Shares of the Fund may be redeemed by calling your financial institution (such as a bank or an investment dealer) to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. The financial institution may charge customary fees and commissions for this service. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.
Before a financial institution may request redemption by telephone on behalf of a shareholder, an authorization form permitting the Fund to accept redemption requests by telephone must first be completed. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as `Redeeming Shares by Mail,'' should be considered.
Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent instructions.
REDEEMING SHARES BY TELEPHONE
Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through an Automated Clearing House will not be wired until that method of payment has cleared. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.
REDEEMING SHARES BY MAIL
Shares may be redeemed in any amount by mailing a written request to:
Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.
The written request should state: the Fund name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other `eligible guarantor institution,'' as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public. The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.
CONTINGENT DEFERRED SALES CHARGE
Shareholders redeeming Class F Shares from their Fund account within certain periods of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of the lesser of the original price or the net asset value of the Shares redeemed as follows:
               Contingent Deferred
Amount of      Shares Held      Sales Charge
Up to $1,999,999         4 years or less       1%
$2,000,000 to $4,999,999      2 years or less       .50%
$5,000,000 or more       1 year or less   .25%
To the extent that a shareholder exchanges between or among Class F Shares in other Federated Funds the time for which the exchanged-for Shares were held will be added, or `tacked,'' to the time for which the exchanged-from Shares were held for purposes of satisfying the one-year holding period.
In instances in which Shares have been acquired in exchange for Class F Shares in other Federated Funds, (i) the purchase price is the price of the Shares when originally purchased and (ii) the time period during which the Shares are held will run from the date of the original purchase. The contingent deferred sales charge will not be imposed on Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In computing the amount of contingent deferred sales charge for accounts with Shares subject to a single holding period, if any, redemptions are deemed to have occurred in the following order: 1) first of Shares acquired through the reinvestment of dividends and long-term capital gains, 2) second of purchases of Shares occurring prior to the number of years necessary to satisfy the applicable holding period, and 3) finally of purchases of Shares occurring within the current holding period. For accounts with Shares subject to multiple share holding periods, the redemption sequence will be determined first, with reinvested dividends and long-term capital gains, and second, on a first-in, first-out basis.
The contingent deferred sales charge will not be imposed when a redemption results from a tax-free return under the following circumstances: (i) a total or partial distribution from a qualified plan, other than an IRA, Keogh Plan, or a custodial account, following retirement; (ii) a total or partial distribution from an IRA, Keogh Plan, or a custodial account after the beneficial owner attains age 59-1/2; or (iii) from the death or disability of the beneficial owner. The exemption from the contingent deferred sales charge for qualified plans, an IRA, Keogh Plan, or a custodial account does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment. Contingent deferred sales charges are not charged in connection with exchanges of Shares for shares in other Federated Funds, or in connection with redemptions by the Fund of accounts with low balances. Shares of the Fund originally purchased through a bank trust department, investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, are not subject to the contingent deferred sales charge, to the extent that no payment was advanced for purchases made by such entities.
SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder; the minimum withdrawal amount is $100. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).
A shareholder may apply for participation in this program through Federated Securities Corp. Due to the fact that Shares are sold with a sales charge and contingent deferred sales charge, it is not advisable for shareholders to be purchasing Shares while participating in this program.
A contingent deferred sales charge is charged for Shares redeemed through this program within four years of their purchase dates.
ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.
FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF DIRECTORS. The Fund is managed by a Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Board of Directors handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Investment decisions for the Fund are made by the Fund's investment adviser, Federated Advisers (the `Adviser''), subject to direction by the Directors. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Fund.
     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .55 of 1% of the Fund's average daily net assets, plus 4.5% of the Fund's gross income (excluding any capital gains or losses). Gross income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Funds for certain operating expenses. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
     ADVISER'S BACKGROUND. Federated Advisers, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.
Federated Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients. Peter R. Anderson has been the Fund's portfolio manager since December 1989. Mr. Anderson joined Federated Investors in 1972 as, and is presently, a Senior Vice President of the Fund's investment adviser. Mr. Anderson is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Wisconsin.
Timothy E. Keefe has been the Fund's portfolio manager since February, 1995. Mr. Keefe joined Federated Investors in 1987, and has been a Vice President of the Fund's investment adviser since 1995. Mr. Keefe served as an Assistant Vice President of the Fund's investment adviser between 1993 and 1995, and as an Investment Analyst from 1991 until 1993. Mr. Keefe is a Chartered Financial Analyst and received his M.B.A. in Business Administration from the University of Pittsburgh.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties. DISTRIBUTION OF CLASS F SHARES
Federated Securities Corp. is the principal distributor for Class F Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
State securities laws may require certain financial institutions such as depository institutions to register as dealers.
SHAREHOLDER SERVICES. The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of the Fund on behalf of Class F Shares to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts (`shareholder services''). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor will pay financial institutions, for distribution and/or administrative services, an amount equal to 1.00% of the offering price of the Shares acquired by their clients or customers on purchases up to $1,999,999, .50% of the offering price on purchases of $2,000,000 to $4,999,999, and .25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1.00% sales charge on purchases of less than $1 million.) The financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.
Furthermore, in addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own accounts, may pay financial institutions supplemenal fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates. ADMINISTRATION OF THE FUND
ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:
          Average Aggregate Daily Net Assets
     Maximum Administrative Fee
     .15 of 1% on the first $250 million
     .125 of 1%     on the next $250 million
     .10 of 1% on the next $250 million
     .075 of 1%     on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.
BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Directors.
SHAREHOLDER INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only shares of that particular portfolio or class are entitled to vote.
As a Maryland Corporation, the Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.
Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of March 30, 1997, MLPF&S, Jacksonville, FL, for the sole benefit of its customers owned 36.66% of the voting securities of the Fund's Class C Shares and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.
STATE AND LOCAL  TAXES
    Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania.
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for Class F Shares.
Total return represents the change, over a specific period of time, in the value of an investment in Class F Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield of Class F Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class F Shares over a thirty-day period by the maximum offering price per share of Class F Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class F Shares, and therefore, may not correlate to the dividends or other distributions paid to shareholders.
The performance information reflects the effect of the maximum sales charge and contingent deferred sales charges, which, if excluded, would increase the total return and yield.
Total return and yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.
From time to time, advertisements for the Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, Class C Shares and Class F Shares to certain indices.
OTHER CLASSES OF SHARES

The Fund also offers other classes of shares called Class A Shares, Class B Shares and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.
Class A Shares are sold subject to a front-end sales charge and a Shareholder Services Agreement. Investments in Class A Shares are subject to a minimum initial investment of $500, unless the investment is in a retirement account, in which the minimum investment is $50.
Class B Shares are sold at net asset value and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50. A contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase.
Class C Shares are sold at net asset value and are subject to a 12b-1 Plan, a Shareholder Services Agreement and a minimum initial investment of $1,500, unless the investment is in a retirement account, in which the minimum investment is $50. A contingent deferred sales charge of 1.00% is imposed on assets redeemed within the first full 12 months following purchase.
Class A Shares, Class B Shares, Class C Shares, and Class F Shares are subject to certain of the same expenses; however, the front-end sales charge for Class F Shares is lower than that for Class A Shares. Expense differences between Class A Shares, Class B Shares Class C Shares and Class F Shares may affect the performance of each class.
To obtain more information and a prospectus for Class A Shares , Class B Shares and Class C Shares, investors may call 1-800-245-4770 or contact their financial institution.


ADDRESSES

Federated American Leaders Fund, Inc.
          Class F Shares                Federated Investors Tower
                                        Pittsburgh, PA 15222-3779


Distributor
          Federated Securities Corp.    Federated Investors Tower
                                        Pittsburgh, PA  15222-3779


Investment Adviser
          Federated Advisers            Federated Investors Tower
                                        Pittsburgh, PA   15222-3779


Custodian
          State Street Bank and Trust Company     P.O. Box 8600
Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company  P.O. Box 8600
                                             Boston, MA  02266-8600


Independent Public Accountants
          Arthur Andersen LLP           2100 One PPG Place
          Pittsburgh, PA  15222







Federated
American Leaders
Fund, Inc.
(formerly, American Leaders Fund, Inc.)
Class F Shares
(formerly, Fortress Shares)

Prospectus

An Open-End, Diversified
Management Investment Company

May    , 1997
    ---


   FEDERATED SECURITIES CORP.

Distributor
A subsidiary of Federated Investors
Federated Investors Tower
Pittsburgh, PA 15222-3779
Cusip 027128305
8062808A-FS (5/97)




                    FEDERATED AMERICAN LEADERS FUND, INC.
                   (FORMERLY, AMERICAN LEADERS FUND, INC.)
                                CLASS A SHARES
                                CLASS B SHARES
                                CLASS C SHARES
                                CLASS F SHARES
                         (FORMERLY, FORTRESS SHARES)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus for Class A Shares, Class B Shares, and Class C Shares, the prospectus for Class F Shares, and the stand-alone prospectus for Class A Shares of Federated American Leaders Fund, Inc. (the ``Fund') each
   dated May    , 1997. This Statement is not a prospectus itself. You may
             ---
   request a copy of either prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-245-4770.

   Federated Investors Tower
   Pittsburgh, Pennsylvania 15222-3779

                        Statement dated May    , 1997
                                            ---

Federated Securities Corp is the distributor of the Fund and is a subsidiary of Federated Investors
CUSIP 027128107
CUSIP 027128404
CUSIP 027128206
CUSIP 027128305
8062808B (5/97)




GENERAL INFORMATION ABOUT THE FUND                  1

INVESTMENT OBJECTIVE AND POLICIES                   1

 Types of Investments                               1
 Lending of Portfolio Securities                    1
 Repurchase Agreements                              1
 Reverse Repurchase Agreements                      1
 Portfolio Turnover                                 2
INVESTMENT LIMITATIONS                              2

FEDERATED AMERICAN LEADERS FUND, INC. MANAGEMENT    4

 Fund Ownership                                     8
 Directors Compensation                             9
 Director Liability                                 9
INVESTMENT ADVISORY SERVICES                       10

 Adviser to the Fund                               10
 Advisory Fees                                     10
BROKERAGE TRANSACTIONS                             10

OTHER SERVICES                                     11
 Fund Administration                               11
 Custodian and Portfolio Accountant                11
 Transfer Agent                                    11
 Independent Public Accountants                    11
PURCHASING SHARES                                  11

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES         11

 Purchases by Sales Representatives, Fund Directors,
  and Employees                                    12
 Exchanging Securities for Fund Shares             12
DETERMINING NET ASSET VALUE                        13

 Determining Market Value of Securities            13
EXCHANGE PRIVILEGE                                 13

 Reduced Sales Charge                              13
 Requirements for Exchange                         13
 Tax Consequences                                  13
 Making an Exchange                                13
REDEEMING SHARES                                   14

 Redemption in Kind                                14
TAX STATUS                                         14

 The Fund's Tax Status                             14
 Shareholders' Tax Status                          14
TOTAL RETURN                                       15

YIELD                                              15

PERFORMANCE COMPARISONS                            15

 Economic and Market Information                   16
ABOUT FEDERATED INVESTORS                          16

 Mutual Fund Market                                17
 Institutional Clients                             17
 Trust Organizations                               17
 Broker/Dealers and Bank Broker/Dealer Subsidiaries17
FINANCIAL STATEMENTS                               17
APPENDIX                                           18




GENERAL INFORMATION ABOUT THE FUND

The Fund was incorporated under the laws of the State of Maryland on July 22, 1968. On April 20, 1993, the shareholders of the Fund voted to permit the Fund to offer separate series and classes of Shares. At a meeting of the Board of Directors (the `Directors'') held on February 26, 1996, the Directors approved an amendment to the Articles of Incorporation to change the name of American Leaders Fund, Inc. to Federated American Leaders Fund, Inc. and to change the name of Fortress Shares to Class F Shares.
Shares of the Fund are offered in four classes known as Class A Shares, Class B Shares, Class C Shares and Class F Shares (individually and collectively referred to as `Shares'' as the context may require). This Statement of Additional Information relates to all classes of Shares of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high quality companies. The investment objective cannot be changed without shareholder approval.
TYPES OF INVESTMENTS
The Fund invests primarily in common stocks, preferred stocks, corporate bonds, notes, and warrants of companies selected from `The Leaders List.'' LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REPURCHASE AGREEMENTS
Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institution's sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks or other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy, pursuant to guidelines established by the Directors.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as an institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not engage in short-term trading but may dispose of securities held for a short period if, after examination of their value, management believes such disposition to be advisable. In determining whether or not to sell portfolio securities, consideration will be given among other factors to the effect on shareholders of the resultant tax liability. Nevertheless changes will be made whenever, in the judgment of management, they will contribute to the attainment of the Fund's investment objective, even though such changes may result in realization of capital gains. For the fiscal years ended March 31, 1996 and 1995, the portfolio turnover rates were 46% and 34%, respectively.
INVESTMENT LIMITATIONS

The Fund will not change any of the investment limitations described below without approval of shareholders.
SELLING SHORT AND BUYING ON MARGIN
   The Fund will not sell any securities short or purchase any securities on margin.
BORROWING MONEY
   The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.
   Interest paid on borrowed funds will not be available for investment and will reduce net income. The Fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while the borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
PLEDGING ASSETS
   The Fund will not mortgage, pledge, or hypothecate its securities. DIVERSIFICATION OF INVESTMENTS
   The Fund will not invest more than 5% of its total assets in the securities of any one issuer, except U.S. government securities, and will not purchase more than 10% of any class of voting securities of any one issuer.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
   The Fund will not purchase securities of other investment companies, except by purchase in the open market involving only customary brokerage commissions or as part of a merger or consolidation.
INVESTING IN NEW ISSUERS
   The Fund will not invest more than 5% of the value of its total assets in securities of issuers with a record of less than three years of continuous operation, including the operation of any predecessor.
INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE FUND
   The Fund will not purchase or retain the securities of any issuer if the officers and Directors of the Fund or its investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
UNDERWRITING
   The Fund will not underwrite or engage in agency distribution of securities, except as it may be deemed to be an underwriter, if it purchases and sells restricted securities as permitted.
INVESTING IN COMMODITIES OR REAL ESTATE
   The Fund will not invest in commodities, commodity contracts, or real estate.
LENDING CASH OR SECURITIES
   The Fund will not lend any of its assets except portfolio securities. (This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation.)
ACQUIRING SECURITIES
   The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the Fund's investment adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, the Directors and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.
CONCENTRATION OF INVESTMENTS
   The Fund will not invest more than 25% of the value of its total assets in any one industry.
ISSUING SENIOR SECURITIES
   The Fund will not issue senior securities.
INVESTING IN RESTRICTED SECURITIES
   The Fund will not purchase restricted securities if immediately thereafter more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities. (In order to comply with certain state requirements, the Fund will not invest more than 5% of its total assets in restricted securities. If state requirements change, this policy may be revised without notice to shareholders.)
   In addition, in order to comply with certain state restrictions, the Fund will not invest in real estate limited partnerships or oil, gas, or other mineral leases. Also, the Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. If state requirements change, these restrictions may be revised without notice to shareholders.
   Except when borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
   The Fund did not borrow money, invest in reverse repurchase agreements, or purchase restricted securities in excess of 5% of the value of its total or net assets during the last fiscal year and has no present intent to do so in the coming fiscal year. Restricted securities are generally not available from companies comprising ``The Leader's List.''


FEDERATED AMERICAN LEADERS FUND, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated American Leaders Fund, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
President and Director
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Company.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Director
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Director
President, Investment Properties Corporation; Senior Vice-President, John
R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Director
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President and Director
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, President and Director of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Director
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Director
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.




Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Director
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.

Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Director
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Director
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Director
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.




Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Director
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.



David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.

* This Director is deemed to be an `interested person'' as defined in the Investment Company Act of 1940.
@    Member of the Executive Committee. The Executive Committee of the
Board of Directors handles the responsibilities of the Board between meetings of the Board.
As used in the table above, `The Funds'' and ``Funds'' mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; Fortress Utility Fund, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.
FUND OWNERSHIP

Officers and Directors own less than 1% of the Fund's outstanding Shares. As of March 30, 1997, no shareholder of record owned 5% or more of the outstanding Class A Shares of the Fund.
As of March 30, 1997, no shareholder of record owned 5% or more of the outstanding Class B Shares of the Fund.
As of March 30, 1997, the following shareholder of record owned 5% or more of the outstanding Class C Shares of the Fund: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 1,193,547 Shares (36.66%).
As of March 30, 1997, the following shareholder of record owned 5% or more of the outstanding Class F Shares of the Fund: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 976,415 Shares (24.49%).



DIRECTORS COMPENSATION


                      AGGREGATE
NAME ,                COMPENSATION
POSITION WITH         FROM              TOTAL COMPENSATION PAID
FUND                  FUND*             FROM FUND COMPLEX +


JOHN F. DONAHUE,      $ 0               $0 FOR THE FUND AND
PRESIDENT AND DIRECTOR                  54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
THOMAS G. BIGLEY,++   $1,401.95         $86,331 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
JOHN T. CONROY, JR.,  $1,523.24         $115,760 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
WILLIAM J. COPELAND,  $1,523.24         $115,760 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
J. CHRISTOPHER DONAHUE,                 $ 0  $0 FOR THE FUND AND
EXECUTIVE VICE PRESIDENT                     16 OTHER INVESTMENT COMPANIES
IN THE FUND COMPLEX
AND DIRECTOR

JAMES E. DOWD,        $1,523.24         $115,760 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
LAWRENCE D. ELLIS, M.D.,                $1,401.95 $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
EDWARD L. FLAHERTY, JR.,                $1,523.24 $115,760 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
PETER E. MADDEN,      $1,401.95         $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
GREGOR F. MEYER,      $1,401.95         $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
JOHN E. MURRAY, JR.,  $1,401.95         $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
WESLEY W. POSVAR,     $1,401.95         $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX
MARJORIE P. SMUTS,    $1,401.95         $104,898 FOR THE FUND AND
DIRECTOR                                54 OTHER INVESTMENT COMPANIES IN
THE FUND COMPLEX


* Information is furnished for the fiscal year ended March 31, 1996.
+ The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Director or Trustee on 15 additional Federated Funds. DIRECTOR LIABILITY
The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasence, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Advisers (the `Adviser''). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund. ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the respective prospectuses. During the fiscal years ended March 31, 1996, 1995, and 1994, the Adviser earned $3,637,755, $2,010,685, and $1,549,057, respectively, which were reduced by $0, $0, and $0, respectively, because of undertakings to limit the Fund's expenses. STATE EXPENSE LIMITATIONS
   The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
   If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
   This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended March 31, 1996, 1995, and 1994, the Fund paid total brokerage commissions of $677,135, $277,942, and $140,868, respectively. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION
Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the respective prospectuses. From March 1, 1994, to March 1, 1996, Federated Adminstrative Services served as the Fund's Adminstrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Fund's administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Services Company, Federated Administrative Services and Federated Administrative Services, Inc. may hereinafter collectively be referred to as the `Administrators.'' For the fiscal years ended March 31, 1996, 1995, and 1994, the Administrators earned $423,163, $223,061, and
$441,948, respectively. Dr. Henry J. Gailliot, an officer of Federated Advisers, the adviser to the Fund, holds approximately 20%, of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.
CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accounts for the Fund are Arthur Andersen LLP, Pittsburgh, PA.
PURCHASING SHARES

Except under certain circumstances described in the respective prospectuses, Shares are sold at their net asset value (plus a sales charge on Class A Shares and Class F Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under `How to Purchase Shares'' and `Investing in Class F Shares.''
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

With respect to Class B Shares and Class C Shares, the Fund has adopted a Distribution Plan in accordance with Investment Company Act Rule 12b-1. Additionally, the Fund has adopted a Shareholder Services Agreement with respect to all classes of Shares.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan (Class B Shares and Class C Shares only), the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended March 31, 1996 the Class B Shares and Class C Shares incurred $971,408 and $226,754, respectively, in distribution services fees, none of which were waived. In addition, for the fiscal year ended March 31, 1996, the Class A Shares, Class B Shares, Class C Shares and Class F Shares paid shareholder services fees in the amount of $898,781, $323,803, $75,585, and $100,110, respectively, of which $243,794,
$70,191, $4,805, and $8,009, respectively, were waived.
PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES Directors, employees, and sales representatives of the Fund, Federated Advisers, and Federated Securities Corp., or their affiliates and their immediate family members, or any investment dealer who has a sales agreement with Federated Securities Corp., and their spouses and children under 21, may buy Shares at net asset value without a sales charge. Shares may also be sold without a sales charge to trusts or pension or profit-sharing plans for these persons.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
EXCHANGING SECURITIES FOR FUND SHARES
Investors may exchange convertible securities they already own for Shares, or they may exchange a combination of convertible securities and cash for Shares. Any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale.
The Fund will prepare a list of securities which are eligible for acceptance and furnish this list to brokers upon request. The Fund reserves the right to reject any security, even though it appears on the list, and the right to amend the list of acceptable securities at any time without notice to brokers or investors.
An investment broker acting for an investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. Federated Securities Corp. will determine that transmittal papers are in good order and forward to the Fund's custodian, State Street Bank and Trust Company. The Fund will notify the broker of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values such securities in the same manner as the Fund values its portfolio securities. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
TAX CONSEQUENCES
   Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.


DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the respective prospectuses.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
     oaccording to the last sale price on a national securities exchange, if available;
     oin the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities, as determined by an independent pricing service; or
     ofor short-term obligations, according to the prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost or at fair value as determined in good faith by the Directors.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
EXCHANGE PRIVILEGE

This section relates only to Class F Shares of the Fund. For information regarding the Exchange Privilege for Class A Shares, Class B Shares, and Class C Shares of the Fund, please see the prospectus for these classes of Shares.
The Securities and Exchange Commission has issued an order exempting the Fund from certain provisions of the Investment Company Act of 1940. As a result, Fund shareholders are allowed to exchange all or some of their Class F Shares for Class F Shares in other Federated Funds (which are sold with a sales charge different from that of the Fund or with no sales charge and which are advised by subsidiaries or affiliates of Federated Investors) without the assessment of a contingent deferred sales charge on the exchanged Shares.
The order also allows certain other funds that are not advised by susidiaries or affiliates of Federated Investors, which do not have a sales charge, to exchange their shares for Class F Shares on a basis other than their current offering price. These exchanges may be made to the extent that such shares were acquired in a prior exchange, at net asset value, for shares of a Federated Fund carrying a sales charge.
REDUCED SALES CHARGE
If a shareholder making such an exchange qualifies for a reduction or elimination of the sales charge, the shareholder must notify Federated Securities Corp.
REQUIREMENTS FOR EXCHANGE
Shareholders using this privilege must exchange Class F Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.
TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a short-term or long-term capital gain or loss may be realized.
MAKING AN EXCHANGE
Instructions for exchanges for certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee.
TELEPHONE INSTRUCTIONS
   Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund or its agents. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund or its agents. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.
   Telephoned exchange instructions may be recorded. They must be received by the transfer agent before 4:00 p.m. (Eastern time) for shares to be exchanged that day. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under `How to Redeem Shares'' or ``Redeeming Class F Shares.''Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
Although the Fund intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Directors determine to be fair and equitable.
The Fund has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Fund is obligated to redeem Shares for any shareholder in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
     oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
     oderive less than 30% of its gross income from the sale of securities held less than three months;
     oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The Fund's dividends, and any short-term capital gains, are taxable as ordinary income.
CAPITAL GAINS
   Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

The Fund's average annual total returns for Class A Shares for the one-year, five-year, and ten-year periods ended March 31, 1996, were 24.75%, 13.81% and 11.48%, respectively.
The Fund's average annual total returns for Class B Shares for the one-year period ended March 31, 1996, and for the period from July 24, 1994 (date of initial public offering) to March 31, 1996, were 25.40% and 19.85%, respectively.
The Fund's average annual total returns for Class C Shares for the one-year period ended March 31, 1996, and for the period from April 21, 1993 (date of initial public offering) to March 31, 1996, were 30.08% and 15.06%, respectively.
The Fund's average annual total returns for Class F Shares for the one-year period ended March 31, 1996, and for the period from July 27, 1993 (date of initial public offering) to March 31, 1996, were 29.56% and 14.75%, respectively.
The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the quarterly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the offering price of Shares redeemed. Occasionally, total return which does not reflect the effect of the sales charge may be quoted in advertising.
YIELD

The Fund's yields for Class A Shares, Class B Shares, Class C Shares, and Class F Shares were 0.92%, 0.20%, 0.19% and 0.95 %, respectively, for the thirty-day period ended March 31, 1996.
The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to the shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a class of Shares, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of each class of Shares depends upon such variables as:
     oportfolio quality;
     oaverage portfolio maturity;
     otype of instruments in which the portfolio is invested;
     ochanges in interest rates and market value of portfolio securities; ochanges in the Fund's or a class of Shares' expenses; and ovarious other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per Share fluctuate daily. Both net earnings and net asset value per Share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
     oLIPPER ANALYTICAL SERVICES, INC. --ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the growth and income funds category in advertising and sales literature.
     oDOW JONES INDUSTRIAL AVERAGE ("DJIA") --represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.
     oSTANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500
      COMMON STOCKS--a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
     oMORNINGSTAR, INC.--an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and sales literature for all four classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on quarterly reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise the performance of either class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. Advertisements may quote performance information which does not reflect the effect of various sales charges on Class A Shares, Class B Shares, Class C Shares, and Class F Shares.
     Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
ECONOMIC AND MARKET INFORMATION
     Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.
ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.
In the equity sector, Federated Investors has more than 25 years experience. As of December 31, 1995, Federated Investors managed 22 equity funds totaling approximately $5.4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated Investor's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:
INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales. BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several DALBAR Surveys. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.
FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended March 31, 1996, are incorporated herein by reference to the Annual Report of the Fund dated March 31, 1996 (File Nos. 2-29786 and 811-1704). A copy of the Report may be obtained without charge by contacting the Fund.






*source:  Investment Company Institute


APPENDIX

Standard & Poor's Ratings Group Corporate Bond Ratings Definitions AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
Moody's Investors Service, Inc. Corporate Bond Ratings Definitions AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Fitch Investors Service, Inc. Investment Grade Bond Rating Definitions AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
PART C.  OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements.  To be filed by amendment.
          (b)  Exhibits:
                (1) Conformed copy of Articles of Incorporation of the
                    Registrant as restated (4);
                    (i) Conformed copy of the Registrant's Articles
                       Supplementary (4);
                (2) Copy of By-Laws of the Registrant as amended (4);
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Capital
                    Stock of the Registrant (1);
                (5) Conformed copy of the Investment Advisory Contract of
                    the Registrant (4);
                (6) Conformed copy of Distributor's Contract of the
                    Registrant (3);
                    (i) Conformed Copy of exhibit D to the Distributor's Contract of the Registrant (4);
                    (ii) The Registrant hereby incorporates the
                        conformed coy of the specimen Mutual Funds
                    Sales and Service Agreement; Mutual Funds
                        Service Agreement; and Plan Trustee/Mutual
                    Funds Service Agreement from Item 4(b)(6) of       the
                    Cash Trust Series II Registration
                        Statement on Form N-1A, filed with the
                        Commission on July 24, 1995. (File Nos. 33-
                    38550 and 811-6269);
                (7) Not applicable;
                (8) Conformed copy of Custodian Agreement of the Registrant
                    (4);
                (9)      (i) Conformed copy of Agreement for Fund
                    Accounting Services, Administrative Services, Shareholder Recordkeeping Services, and Custody Services Procurement (5);
                    (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference;
                    (iii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);

+    All Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed August 5, 1968. (File Nos. 2-29786 and 811-1704.)
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed May 26, 1994. (File Nos. 2-29786 and 811-1704).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 29, 1996. (File Nos. 2-29786 and 811-1704).



                    (vii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9) (iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commissioin on March 25, 1996. (File Nos. 2-75670 and 811-3375);
               (10) Not applicable;
               (11) Not applicable
                    (i)  Opinion of Dickstein, Shapiro & Morin,  L.L.P.
                    regarding tax consequences of      acquisition of
                    Fortress High Quality Stock   Fund assets (4);
               (12) Not applicable;
               (13) Not applicable;
               (14) Not applicable;
               (15)  Copy of Rule 12-b-1 Plan of the Registrant (3);
                       (i)Conformed copy of Exhibit A to the Rule 12-b-1
                          Plan of the Registrant (4);
                      (ii)Conformed copy of Exhibit B to the Rule 12-b-1
                          Plan of the Registrant (4);
                     (iii)The responses described in Item 24(b)(6) are
                          hereby incorporated by reference;

+    All Exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed May 26, 1994. (File Nos. 2-29786 and 811-1704).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704).


               (16)  Copy of Schedules for Computation of Fund Performance
                    Data (4);
               (17) Copy of Financial Data Schedules; +
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Conformed copy of Power of Attorney. +

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None.

Item 26.  Number of Holders of Securities:

          Number of Record Holders
          Title of Class          as of March 30, 1997

          Shares of Capital Stock
          ($.20 per Share par value)

          Class A Shares                44,667

          Class B Shares                43,175

          Class C Shares                 4,148

          Class F Shares                 4,727

Item 27.  Indemnification:  (2)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated American Leaders Fund, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.


+    All Exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed July 26, 1989. (File Nos 2-29786 and 811-1704).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed May 25, 1995. (File Nos. 2-29786 and 811-1704).




          The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, J. Thomas Madden, and Mark L. Mallon, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Linda A. Duessel, Michael
          J. Donnelly, Michael P. Donnelly, Kathleen M. Foody-Malus, Thomas
          M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert M. Kowit, Mark S. Kopinski, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Susan M. Nason, Robert J. Ostrowski, Charles A. Ritter, Frank Semack, Aash
          M. Shah, Scott B. Schermerhorn, William F. Stotz, Tracy P.Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Michael W. Casey, William R. Jamison, Constantine Kartsonsas, Robert M. March, Joseph M. Natoli, Keith J. Sabol, and Michael W. Sirianni, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


Item 29.  Principal Underwriters:

          (a)111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.
          (b)

Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

Thomas R. Donahue         Director, Assistant Secretary,
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.
Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779
Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


(c)  Not applicable

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant...............     Federated Investors Tower
          .........................     Pittsburgh, PA  15222-3779

          Federated Shareholder Services     P.O. Box 8600
          Company..................     Boston, MA  02266-8600
          (`Transfer Agent and Dividend
          Disbursing Agent')

          Federated Services Company         Federated Investors Tower
          (`Administrator'') ......     Pittsburgh, PA  15222-3779

          Federated Advisers.......     Federated Investors Tower
          (`Adviser'') ............     Pittsburgh, PA  15222-3779

          State Street Bank and Trust Company      P.O. Box 8600
          (`Custodian'') ..........      Boston, MA  02266-8600



Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED AMERICAN LEADERS FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 31rst day of March, 1997.

                   FEDERATED AMERICAN LEADERS FUND, INC.

               BY: /s/S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue
               March 31,1997




   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/ S. Elliott Cohan
   S. Elliott Cohan         Attorney In Fact      March 31,1997
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            President and Director
                            (Chief Executive Officer)

J. Christopher Donahue*     Executive Vice President and Director

John W. McGonigle*          Treasurer, Executive Vice President
                            and Secretary
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Director

John T. Conroy, Jr.*        Director

William J. Copeland*        Director

James E. Dowd*              Director

Lawrence D. Ellis, M.D.*    Director

Edward L. Flaherty, Jr.*    Director

Peter E. Madden*            Director

Gregor F. Meyer*            Director

John E. Murray, Jr.         Director

Wesley W. Posvar*           Director

Marjorie P. Smuts*          Director

* By Power of Attorney